iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Electrical Equipment  —  0 .5%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 222,670 $ 1,928,322
Plug Power, Inc.
(a) (b)
....................... 414,865 5,443,029
7,371,351
a
Energy Equipment & Services  —  10 .2%
Baker Hughes Co. , Class A .................. 808,851 28,948,777
Halliburton Co. .......................... 717,300 28,032,084
NOV, Inc. .............................. 313,143 6,287,911
Schlumberger Ltd. ........................ 1,170,935 68,312,348
TechnipFMC PLC
(a)
....................... 350,146 6,421,678
138,002,798
a
Oil, Gas & Consumable Fuels  —  86 .6%
Antero Midstream Corp. .................... 269,982 3,223,585
Antero Resources Corp.
(a) (b)
.................. 225,723 6,038,090
APA Corp. ............................. 247,479 10,020,425
Cheniere Energy, Inc. ...................... 193,612 31,338,038
Chesapeake Energy Corp. .................. 101,219 8,536,810
Chevron Corp. ........................... 1,196,649 195,843,575
ConocoPhillips .......................... 864,605 101,781,301
Coterra Energy, Inc. ....................... 604,418 16,645,672
Devon Energy Corp. ....................... 511,744 27,634,176
Diamondback Energy, Inc. ................... 144,636 21,307,776
DT Midstream, Inc. ........................ 77,501 4,147,854
EOG Resources, Inc. ...................... 482,302 63,919,484
EQT Corp. ............................. 287,773 12,138,265
Exxon Mobil Corp. ........................ 2,631,718 282,225,438
Hess Corp. ............................. 221,898 33,668,584
HF Sinclair Corp. ......................... 112,695 5,870,283
Kinder Morgan, Inc. , Class P ................. 1,566,080 27,735,277
Marathon Oil Corp. ........................ 496,209 13,035,410
Marathon Petroleum Corp. .................. 357,260 47,522,725
New Fortress Energy, Inc. , Class A ............. 51,578 1,472,552
Occidental Petroleum Corp. .................. 557,910 35,220,858
ONEOK, Inc. ............................ 356,828 23,921,749
Ovintiv, Inc. ............................. 193,547 8,920,581
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc. ......................... 69,194 $ 5,251,133
Phillips 66 .............................. 370,447 41,323,363
Pioneer Natural Resources Co. ............... 187,831 42,387,822
Range Resources Corp. .................... 186,846 5,872,570
Southwestern Energy Co.
(a) (b)
................. 875,763 5,674,944
Targa Resources Corp. ..................... 178,478 14,633,411
Texas Pacific Land Corp. .................... 4,605 6,936,511
Valero Energy Corp. ....................... 288,044 37,131,752
Williams Companies, Inc. (The) ............... 972,457 33,501,144
1,174,881,158
a
Semiconductors & Semiconductor Equipment  —  2 .5%
Enphase Energy, Inc.
(a) (b)
.................... 106,231 16,129,053
First Solar, Inc.
(a) (b)
........................ 84,947 17,618,008
33,747,061
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,060,738,842 ) ............................... 1,354,002,368
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(c) (d) (e)
...................... 20,002,391 20,006,392
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(c) (d)
............................ 1,606,029 1,606,029
a
Total Short-Term Securities — 1.6%
(Cost: $ 21,611,338 ) ................................. 21,612,421
Total Investments — 101.4%
(Cost: $ 1,082,350,180 ) ............................... 1,375,614,789
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (19,214,607)
Net Assets — 100.0% ................................. $ 1,356,400,182
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 11,919,612  $ 8,089,179
(a)
$ —  $ 1,247  $ (3,646) $ 20,006,392  20,002,391  $ 48,180
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,781,854  —  (1,175,825)
(a)
—  —  1,606,029  1,606,029  22,783  —
$ 1,247  $ (3,646)
$ 21,612,421
$ 70,963  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Energy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 24 09/15/23 $ 2,211 $ 115,361
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,354,002,368  $ —  $ —  $ 1,354,002,368
Short-Term Securities
Money Market Funds ...................................... 21,612,421  —  —  21,612,421
$ 1,375,614,789  $ —  $ —  $ 1,375,614,789
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 115,361  $ —  $ —  $ 115,361
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.